SUBSEQUENT EVENTS (Details) - Subsequent Event - CNH Industrial Capital LLC	Jul. 02, 2020 USD ($)
Subsequent Event [Line Items]
Notes issued	$ 600,000,000
Interest rate	1.95%
Issuance price, as a percentage of principal amount	99.37%